Financial Instruments (Details) - Financial instruments measured on a recurring basis - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Fair Value of Financial Instruments
Bank time deposits		$ 149,532	$ 396,364
Available-for-sale securities		12,831	13,029
Total		162,363	409,393
Quoted Prices in Active Market for Identical Assets (Level 1)
Fair Value of Financial Instruments
Available-for-sale securities		12,831	13,029
Total		12,831	13,029
Significant Other Observable Inputs (Level 2)
Fair Value of Financial Instruments
Bank time deposits		149,532	396,364
Total		$ 149,532	$ 396,364
Significant Unobservable Inputs (Level 3) | Alibaba
Fair Value of Financial Instruments
Percentage of ownership interest in subsidiary to be reached if fully exercised	30.00%